Summary of Significant Accounting Policies - Activity in Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets [Line Items]
Goodwill And Finite Lived Intangible Assets	$ 72,334	$ 72,671	$ 74,843	$ 78,377
Goodwill [Roll Forward]
Beginning balance	72,334	72,334	72,334
Ending balance	72,334	72,334	72,334
Goodwill and Core Deposit Intangibles [Roll Forward]
Amortization of intangibles	337	2,172	3,534
Core deposits
Core Deposit Intangibles [Roll Forward]
Beginning balance	337	2,509	6,043
Amortization	(337)	(2,172)	(3,534)
Ending balance	$ 0	$ 337	$ 2,509